United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: March 31, 2002
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:		3601 Green Road
			Suite 102
			Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		May 2, 2002

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	$85,524,500


                                     Title of               Value           Invst  Other   Voting Authority
Name of Issuer                        Class      Cusip    (x$1000) Shares    Disc  Mngrs     Sole  Shared  None

Intel Corporation                      Com     458140100    3,612   118788   Sole           3,612
Johnson & Johnson                      Com     478160104    3,464   53339    Sole           3,464
General Elec Company                   Com     369604103    3,445   91988    Sole           3,445
Progressive Corporation Ohio           Com     743315103    3,211   19272    Sole           3,211
Charter One Financial, Inc.            Com     160903100    3,192   102253   Sole           3,192
Exxon Mobil Corporation                Com     30231g102    3,160   72104    Sole           3,160
Applied Matls Incorporated             Com     038222105    3,051   56220    Sole           3,051
Citigroup Incorporated                 Com     172967101    2,883   58209    Sole           2,883
Alcoa Incorporated                     Com     013817101    2,743   72669    Sole           2,743
Microsoft Corporation                  Com     594918104    2,727   45218    Sole           2,727
MBNA Corporation                       Com     55262l100    2,667   69155    Sole           2,667
Danaher Corporation Del                Com     235851102    2,644   37230    Sole           2,644
American International Group Incorpo   Com     026874107    2,549   35337    Sole           2,549
American Elec Pwr Incorporated         Com     025537101    2,515   54577    Sole           2,515
Kimberly Clark Corporation             Com     494368103    2,445   37823    Sole           2,445
Fifth Third Bancorp                    Com     316773100    2,381   35290    Sole           2,381
Amgen                                  Com     031162100    2,380   39884    Sole           2,380
Pfizer Incorporated                    Com     717081103    2,358   59356    Sole           2,358
Cardinal Health Incorporated           Com     14149y108    2,291   32324    Sole           2,291
Medtronic Incorporated                 Com     585055106    2,266   50137    Sole           2,266
Precision Castparts Corporation        Com     740189105    2,246   63455    Sole           2,246
Safeway Incorporated Com New           Com     786514208    2,176   48350    Sole           2,176
Harrahs Entertainment Incorporated     Com     413619107    2,154   48680    Sole           2,154
FirstEnergy Corporation                Com     337932107    1,977   57183    Sole           1,977
Universal Fst Products Incorporated    Com     913543104    1,955   81847    Sole           1,955
Omnicom Group                          Com     681919106    1,860   19711    Sole           1,860
Sun Microsystems Incorporated          Com     866810104    1,661   188352   Sole           1,661
L-3 Communications Hldgs Incorporate   Com     502424104    1,662   14484    Sole           1,662
Merck & Company Incorporated           Com     589331107    1,592   27665    Sole           1,592
Cisco Systems Incorporated             Com     17275r102    1,574   92975    Sole           1,574
E M C Corporation Mass                 Com     268648102    1,462   122665   Sole           1,462
TRW Inc.                               Com     872649108    1,441   28000    Sole           1,441
Telefonos De Mexico C.V.S.A.           Com     879403780     746    18476    Sole            746
International Business Machines        Com     459200101     738     7100    Sole            738
Hon Industries                         Com     438092108     642    22610    Sole            642
Tellabs Incorporated                   Com     879664100     610    58285    Sole            610
Grainger W. W. Inc.                    Com     384802104     566    10070    Sole            566
BP Plc                                 Com     055622104     493     9300    Sole            493
AT&T Wireless Group                    Com     00209a106     420    46984    Sole            420
Lincoln Electric Holdings              Com     533900106     397    13925    Sole            397
Verizon Communications                 Com     92343v104     354     7697    Sole            354
Lucent Technologies                    Com     549463107     327    69153    Sole            327
SBC Communications, Inc.               Com     78387g103     292     7811    Sole            292
Hewlett Packard                        Com     428236103     289    16150    Sole            289
Second Bancorp, Inc.                   Com     813114105     258    10650    Sole            258
Conoco Incorporated                    Com     2082511504    252     8670    Sole            252
Bristol-Myers Squibb                   Com     110122108     244     6046    Sole            244
U.S. Bancorp New                       Com     902973304     240    10677    Sole            240
Automatic Data Processing              Com     053015103     234     4020    Sole            234
Honeywell Int'l. Inc.                  Com     438516106     227     5955    Sole            227
Wpp Group Plc Spon Adr New             Com     929309300     226     4000    Sole            226
Procter & Gamble Co.                   Com     742718109     225     2503    Sole            225